Consolidated Balance Sheets - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 151,649	$ 363,327
Accounts receivable	176,119	145,206
Income tax receivable	27,770	55,172
Derivative financial assets	10,570	59,258
Other current assets	2,990	8,928
Total Current Assets	369,098	631,891
Property, plant and equipment:
Oil and natural gas properties (full cost method)	1,547,362	1,293,941
Other capital assets, net	20,244	13,130
Property, plant and equipment	1,567,606	1,307,071
Right of use assets	48,729
Goodwill	194,015	654,799
Derivative financial assets		32,220
Deferred income tax asset	372,502	465,124
Income tax receivable	13,852	27,195
Total Assets	2,565,802	3,118,300
Current liabilities
Accounts payable	291,540	290,045
Dividends payable	2,217	2,395
Current portion of long-term debt	105,998	60,001
Derivative financial liabilities	2,734	1,909
Current portion of lease liabilities	17,541
Total Current Liabilities	420,030	354,350
Long-term debt	500,635	636,849
Asset retirement obligation	138,049	126,112
Lease liabilities	35,530
Total Non-current Liabilities	674,214	762,961
Total Liabilities	1,094,244	1,117,311
Shareholders' Equity
Share capital - authorized unlimited common shares, no par value Issued and outstanding: December 31, 2019 - 222 million shares December 31, 2018 - 239 million shares	3,088,094	3,337,608
Paid-in capital	59,490	46,524
Accumulated deficit	(1,984,365)	(1,772,084)
Accumulated other comprehensive income	308,339	388,941
Total Shareholders' Equity	1,471,558	2,000,989
Total Liabilities & Shareholders' Equity	2,565,802	3,118,300
Commitments and Contingencies